Derivative financial instruments (Details) € in Millions		Dec. 31, 2017 EUR (€) Level	Dec. 31, 2016 EUR (€) Level
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets	[1]	€ 2,590	€ 3,637
Offsetting		(1,279)	(1,281)
Net amount		1,311	2,356
Fair value of derivative financial instruments		1,231	2,248
- non-current		80	108
Derivative financial liabilities		2,381	3,550
Offsetting		(1,279)	(1,281)
Net amount		1,102	2,269
Fair value of derivatives financial instruments		1,011	2,108
- non-current		91	161
Non-Hedging Derivatives [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		1,101	1,014
Derivative financial liabilities		1,011	1,115
Cash Flow Hedges [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		262	310
Derivative financial liabilities		21	168
Option Embedded in Convertible Bonds [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		16	46
Derivative financial liabilities		€ 16	€ 46
Level of fair value | Level		2	2
Currency Risk [Member] | Non-Hedging Derivatives [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 214	€ 243
Derivative financial liabilities		136	366
Interest Rate Risk [Member] | Non-Hedging Derivatives [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		9	10
Derivative financial liabilities		5	12
Commodity Price Risk [Member] | Non-Hedging Derivatives [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		878	761
Derivative financial liabilities		870	737
Commodity Price Risk [Member] | Trading Derivatives [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		1,211	2,267
Derivative financial liabilities		1,333	2,221
Currency Swap Contract [Member] | Currency Risk [Member] | Non-Hedging Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		170	188
Derivative financial liabilities		€ 86	€ 268
Level of fair value | Level		2	2
Interest Rate Swap Contract [Member] | Currency Risk [Member] | Non-Hedging Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 41	€ 38
Derivative financial liabilities		€ 45	€ 83
Level of fair value | Level		2	2
Interest Rate Swap Contract [Member] | Interest Rate Risk [Member] | Non-Hedging Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 9	€ 10
Derivative financial liabilities		€ 5	€ 12
Level of fair value | Level		2	2
Outright [Member] | Currency Risk [Member] | Non-Hedging Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 3	€ 17
Derivative financial liabilities		€ 5	€ 15
Level of fair value | Level		2	2
Futures Contract [Member] | Cash Flow Hedges [Member] | Level 1 Of Fair Value Hierarchy [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 35	€ 1
Derivative financial liabilities			€ 18
Level of fair value | Level		1	1
Futures Contract [Member] | Commodity Price Risk [Member] | Non-Hedging Derivatives [Member] | Level 1 Of Fair Value Hierarchy [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 796	€ 624
Derivative financial liabilities		€ 771	€ 611
Level of fair value | Level		1	1
Futures Contract [Member] | Commodity Price Risk [Member] | Trading Derivatives [Member] | Level 1 Of Fair Value Hierarchy [Member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 395	€ 561
Derivative financial liabilities		€ 390	€ 574
Level of fair value | Level		1	1
Over the Counter Contract [Member] | Cash Flow Hedges [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 227	€ 309
Derivative financial liabilities		€ 21	€ 150
Level of fair value | Level		2	2
Over the Counter Contract [Member] | Commodity Price Risk [Member] | Non-Hedging Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 81	€ 133
Derivative financial liabilities		€ 97	€ 120
Level of fair value | Level		2	2
Over the Counter Contract [Member] | Commodity Price Risk [Member] | Trading Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 683	€ 1,495
Derivative financial liabilities		€ 829	€ 1,490
Level of fair value | Level		2	2
Option Contract [Member] | Commodity Price Risk [Member] | Non-Hedging Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial liabilities			€ 1
Level of fair value | Level			2
Option Contract [Member] | Commodity Price Risk [Member] | Trading Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 133	€ 211
Derivative financial liabilities		€ 114	€ 157
Level of fair value | Level		2	2
Other Contract [Member] | Commodity Price Risk [Member] | Non-Hedging Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureOfDerivativeFinancialInstrumentsLineItems [Line Items]
Derivative financial assets		€ 1	€ 4
Derivative financial liabilities		€ 2	€ 5
Level of fair value | Level		2	2

[1]	In the profit and loss account, economic effects were recognized as loss within “Other operating income (loss)” for €44 million (income for €17 million in 2016) and as income within “Finance income (expense)” for €837 million (loss for €482 million in 2016).